Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue from contracts with customers		$ 5,910	[1]	$ 8,733	[1]	$ 15,060	$ 22,448	$ 23,975
Cost of sales - non-recurring events			[1]	(3,554)	[1]	(3,850)	(1,881)
Other cost of sales	[1]	(5,373)		(8,814)
Cost of sales		(5,373)	[1]	(12,368)	[1]	(13,472)	(20,308)	(19,614)
Gross (loss)/profit		537	[1]	(3,635)	[1]	(2,262)	259	4,361
General and administrative expenses		(4,350)	[1]	(4,213)	[1]	(7,620)	(13,811)	(9,651)
Other gains/(losses)			[1]	26	[1]	30	(13)	769
Other income		46	[1]	300	[1]	119	662	960
Depreciation of property, plant and equipment		(292)	[1]	(275)	[1]	(750)	(770)	(638)
Amortization of intangible assets		(413)	[1]	(416)	[1]	(831)	(850)	(815)
Operating loss		(4,472)	[1]	(8,213)	[1]	(11,314)	(14,523)	(5,014)
Restructuring and other non-recurring costs		(1,261)	[1]	(112)	[1]	(2,084)	(443)	(2,877)
Finance income		7	[1]	1	[1]	1,156	173	2,176
Finance expense		(2,298)	[1]	(2,467)	[1]	(7,366)	(8,604)	(2,450)
Loss before income tax		(8,025)	[1]	(10,791)	[1]	(19,608)	(23,397)	(8,165)
Income tax		196	[1]	379	[1]	(540)	1,968	138
Loss from continuing operations		(7,828)	[1]	(10,412)	[1]	(20,148)	(21,429)	(8,027)
(Loss)/profit from discontinued operations			[1]	(804)	[1]	(4,207)	(625)	69
Loss for the period		(7,828)	[1]	(11,216)	[1]	(24,355)	(22,054)	(7,958)
Losses attributable to:
Equity owners of VivoPower International PLC						(24,355)	(22,054)	(7,571)
Non-controlling interests								(387)
Other comprehensive income
Currency translation differences recognized directly in equity		(1,113)	[1]	(49)	[1]	1,236	1,043	1,601
Total comprehensive loss for the period attributable to owners of the company		$ (8,941)	[1]	$ (11,265)	[1]	$ (23,119)	$ (21,011)	$ (6,357)
Earnings per share attributable to owners of the company (dollars)
Continuing Operations - Basic		$ (2.92)	[1],[2]	$ (4.40)	[1],[2]	$ (0.82)	$ (1.03)	$ (0.49)
Diluted	[1],[2]	$ (2.92)		$ (4.40)
Discontinued Operations - Basic						$ (0.17)	$ (0.03)	$ (0.00)

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.
[2]	Earnings per share has been restated for a 1:10 reverse stock split completed on 5 October 2023